Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Summary of Cash Generated From Operations	Cash generated from operations for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Profit for the year	₩ 131,982	₩ 83,058	₩ 65,880
Depreciation expense	5,252	5,145	4,570
Amortization expense	2,406	1,917	1,748
Bad debt expenses	1,402	701	933
Unrealized foreign currency loss	1,595	1,311	211
Interest expense	162	127	115
Loss on disposal of property and equipment	—	—	57
Impairment loss on intangible assets	1,531	293	281
Impairment loss on other non-current assets	—	177	1,087
Post-employment benefit expense	23	66	23
Income tax expense	36,717	26,824	33,421
Unrealized foreign currency gain	(1,417)	(689)	(134)
Interest income	(11,492)	(4,501)	(1,383)
Gain on disposal of property and equipment	(20)	(15)	(7)
Reversal of allowance for doubtful accounts	—	—	(132)
Others	6	6	(214)
Change in accounts receivable	2,365	(38,199)	5,530
Change in other receivables	(3,770)	899	(1,082)
Change in prepaid expenses	397	(104)	(3,296)
Change in prepayment	(1)	(1,641)	2,165
Change in other current assets	(696)	34	243
Change in other non-current assets	(3,486)	218	144
Change in accounts payable	(13,837)	43,900	(8,512)
Change in deferred revenue	(1,292)	4,915	1,185
Change in withholdings	(262)	(631)	686
Change in accrued expenses	255	547	118
Change in other current liabilities	165	301	34
Change in other non-current liabilities	2,247	15	(99)
Total	₩ 150,232	₩ 124,674	₩ 103,572

Summary of Significant Non-cash Transactions	Significant non-cash transactions for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	₩ 102	₩ 64	₩ 219
Increase of accounts payable relating to the acquisition of software	2,033	609	667
Acquisitions of right-of-use assets	4,704	1,209	6,055
Increase of accounts payable relating to the acquisition of other intangible assets	1,147	—	—
Reclassification of other non-current financial asset to other non- current assets	1,030	—	—

Summary of Changes in Liabilities Arising From Financing Activities	Changes in liabilities arising from financing activities for the year ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Beginning of the year	₩ 5,963	₩ 8,730	₩ 5,900
Cash flows used in financing activities – Payment of lease liabilities	(4,083)	(3,918)	(3,648)
Cash flows from operating activities – Interest paid	(157)	(122)	(111)
Non-cash transactions
Acquisitions – leases	4,358	1,209	6,055
Interest expense	157	122	111
Others	260	(124)	—
Translation difference	64	66	423
Ending of the year	₩ 6,562	₩ 5,963	₩ 8,730